UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: August 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2023
Semiannual Report
T. ROWE PRICE
Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Tax-Free Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Tax-Free Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended August 31,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets in the U.S. were resilient as economic growth remained positive and corporate earnings results came in stronger than expected.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and helped drive the momentum in the equity market. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the communication services, information technology, and consumer discretionary sectors were all lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
In terms of economic news, inflation remained a primary concern for both investors and policymakers. Price increases moderated during the period but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by period-end, the highest level since March 2001.
In the fixed income market, U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing by the Treasury
Department. The yield on the benchmark 10-year note climbed to 4.36% in mid-August, its highest intraday level since late 2007, before falling back to
4.09% by month-end.
Despite rising yields, returns were positive across most fixed income sectors as investors benefited from the higher coupons that have become available over the past year as well as increasing hopes that the economy might be able to avoid a recession. Tax-exempt municipal bonds were supported by limited issuance in the sector as well as generally strong balance sheets at the state and local level.

T. ROWE PRICE Tax-Free Funds

Global economies and markets have shown surprising resilience in 2023, but considerable uncertainty remains as the impact of the Fed’s rate hikes has yet to be fully felt in the economy. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Tax-Free Funds
Portfolio Summary

PORTFOLIO COMPOSITION
Tax-Exempt Money Fund
Percent of
Net Assets
8/31/23
Variable Rate Demand Notes 48%
Commercial Paper 22
Variable Rate Trusts 16
Fixed Rate Notes/Bonds 15
Other Assets Less Liabilities -1
Total 100%
CREDIT QUALITY DIVERSIFICATION
Tax-Free Short-Intermediate Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Tax-Free Income Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Tax-Free High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Intermediate Tax-Free High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Tax-Free Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free
Income Fund, and Tax-Free Short-Intermediate Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and the I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. The Tax-Exempt Money Fund has two share classes: The original share class (Investor Class) charges no distribution and service
(12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

T. ROWE PRICE Tax-Free Funds

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
TAX-EXEMPT MONEY FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,014.40 $2.08
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.08   2.08
I Class
Actual   1,000.00   1,015.30   1.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.93   1.22
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE SHORT-INTERMEDIATE FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,011.90 $2.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.52   2.64
Advisor Class
Actual   1,000.00   1,008.60   4.09
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.06   4.12
I Class
Actual   1,000.00   1,010.80   1.92
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.23   1.93
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.52%,
the
2
Advisor Class was 0.81%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE INCOME FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,011.30 $2.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.47   2.69
Advisor Class
Actual   1,000.00   1,009.70   4.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.81   4.37
I Class
Actual   1,000.00   1,011.60   2.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.77   2.39
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.86%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE HIGH YIELD FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.00 $3.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.82   3.35
Advisor Class
Actual   1,000.00   1,012.20   5.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.01   5.18
I Class
Actual   1,000.00   1,013.60   2.78
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.37   2.80
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.66%,
the
2
Advisor Class was 1.02%, and the
3
I Class was 0.55%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.50 $2.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.72   2.44
Advisor Class
Actual   1,000.00   1,007.20   3.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.52   3.66
I Class
Actual   1,000.00   1,014.80   2.23
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.92   2.24
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.48%,
the
2
Advisor Class was 0.72%, and the
3
I Class was 0.44%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C03-051 10/23

August 31, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTAX Tax-Free Income Fund –
.
PATAX Tax-Free Income Fund–
.
Advisor  Class
TFILX Tax-Free Income Fund–
.
I Class

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9.18 $ 10.10 $ 10.30 $ 10.54 $ 9.92 $ 9.98
Investment activities
Net investment
income
(1)(2)
0.15 0.29 0.25 0.29 0.33 0.35
Net realized and
unrealized gain/loss (0.04) (0.93) (0.20) (0.24) 0.62 (0.06)
Total from
investment activities 0.11 (0.64) 0.05 0.05 0.95 0.29
Distributions
Net investment
income (0.15) (0.28) (0.25) (0.29) (0.33) (0.35)
Net realized gain — — — — — —
(3)
Total distributions (0.15) (0.28) (0.25) (0.29) (0.33) (0.35)
NET ASSET VALUE
End of period $ 9.14 $ 9.18 $ 10.10 $ 10.30 $ 10.54 $ 9.92

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1.13% (6.30)% 0.44% 0.51% 9.73% 3.00%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.59%
(5)
0.59% 0.53% 0.53% 0.53% 0.54%
Net expenses after
waivers/payments
by Price Associates 0.53%
(5)
0.53% 0.53% 0.53% 0.53% 0.54%
Net investment
income 3.14%
(5)
3.05% 2.41% 2.83% 3.24% 3.56%
Portfolio turnover rate 7.8% 20.6% 10.6% 14.9% 10.6% 12.1%
Net assets, end of
period (in millions) $775 $819 $1,193 $1,701 $1,790 $1,971
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9.18 $ 10.11 $ 10.31 $ 10.54 $ 9.92 $ 9.98
Investment activities
Net investment
income
(1)(2)
0.13 0.25 0.22 0.26 0.30 0.32
Net realized and
unrealized gain/loss (0.04) (0.93) (0.20) (0.24) 0.62 (0.06)
Total from
investment activities 0.09 (0.68) 0.02 0.02 0.92 0.26
Distributions
Net investment
income (0.13) (0.25) (0.22) (0.25) (0.30) (0.32)
Net realized gain — — — — — —
(3)
Total distributions (0.13) (0.25) (0.22) (0.25) (0.30) (0.32)
NET ASSET VALUE
End of period $ 9.14 $ 9.18 $ 10.11 $ 10.31 $ 10.54 $ 9.92

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
0.97% (6.71)% 0.12% 0.29% 9.39% 2.67%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.86%
(5)
0.86% 0.86% 0.85% 0.84% 0.87%
Net expenses after
waivers/payments
by Price Associates 0.86%
(5)
0.86% 0.86% 0.85% 0.84% 0.87%
Net investment
income 2.81%
(5)
2.73% 2.09% 2.50% 2.90% 3.23%
Portfolio turnover rate 7.8% 20.6% 10.6% 14.9% 10.6% 12.1%
Net assets, end of
period (in millions) $42 $47 $67 $400 $450 $89
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9.18 $ 10.10 $ 10.30 $ 10.54 $ 9.92 $ 9.98
Investment activities
Net investment
income
(1)(2)
0.15 0.29 0.26 0.30 0.34 0.36
Net realized and
unrealized gain/loss (0.04) (0.92) (0.20) (0.25) 0.62 (0.06)
Total from
investment activities 0.11 (0.63) 0.06 0.05 0.96 0.30
Distributions
Net investment
income (0.15) (0.29) (0.26) (0.29) (0.34) (0.36)
Net realized gain — — — — — —
(3)
Total distributions (0.15) (0.29) (0.26) (0.29) (0.34) (0.36)
NET ASSET VALUE
End of period $ 9.14 $ 9.18 $ 10.10 $ 10.30 $ 10.54 $ 9.92

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1.16% (6.25)% 0.53% 0.59% 9.82% 3.08%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.47%
(5)
0.47% 0.45% 0.45% 0.45% 0.45%
Net expenses after
waivers/payments
by Price Associates 0.47%
(5)
0.47% 0.45% 0.45% 0.45% 0.45%
Net investment
income 3.20%
(5)
3.12% 2.49% 2.89% 3.30% 3.64%
Portfolio turnover rate 7.8% 20.6% 10.6% 14.9% 10.6% 12.1%
Net assets, end of
period (in thousands) $1,459,959 $1,423,855 $1,472,315 $646,846 $567,997 $400,274
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Income Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.3%
ALABAMA 1.5%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,328
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,036
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  3,825 3,777
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  5,750 5,620
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,043
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  (1) 7,000 7,303
Columbia Ind. Dev. Board, Series B, VRDN, 4.10%, 12/1/37  800 800
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44  (2) 3,280 2,969
33,876
ALASKA 0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 4,031
4,031
ARIZONA 0.9%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.517%, 1/1/37  1,500 1,379
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/59  1,070 1,029
Salt River Project Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/47  17,325 18,627
21,035
CALIFORNIA 9.1%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35  (3) 5,750 5,962
California, GO, 5.00%, 8/1/32  10,000 10,161
California, GO, 5.00%, 4/1/35  1,700 1,861
California, GO, 5.00%, 4/1/42  2,450 2,584
California, GO, 5.00%, 4/1/42  1,100 1,208
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 4.00%, 10/1/52 (Tender 12/1/27)  10,895 10,770
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  3,175 3,300
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,905
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  6,100 6,389

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/35  300 304
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/36  275 276
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/37  300 298
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/38  275 269
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/39  300 291
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30  1,750 1,818
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,386
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,106
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  7,250 7,907
California HFFA, Lucile Packard Stanford Hosp., Series B, 5.00%,
8/15/55  4,550 4,598
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,925 3,982
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,250 2,349
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  873 852
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  7,465 7,364
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.76%, 12/1/50 (Tender 6/1/26)  775 755
California Municipal Fin. Auth., Series A, COP, 5.25%, 11/1/52  (3) 940 1,003
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49  (2) 1,525 1,362
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29  (2) 415 392
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  (4) 1,425 1,670
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,918
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,461
California Public Works Board, Series B, 4.00%, 5/1/39  1,200 1,209
California Public Works Board, Series B, 5.00%, 10/1/34  1,090 1,108
California Public Works Board, Series B, 5.00%, 10/1/39  10,000 10,154
California School Fin. Auth., New Designs Charter School, 5.00%,
6/1/30  (2) 1,290 1,300
California State Univ., Series C, 4.00%, 11/1/45  9,710 9,445
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48  (2) 1,300 1,278
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56  (2) 2,275 2,222
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (2) 3,000 3,001
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50  (3) 3,660 2,948

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56  (2) 2,020 1,476
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56  (2) 3,320 2,304
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,188
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  4,600 4,627
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58  (5) 3,825 3,579
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53  (5) 4,000 4,398
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  3,215 3,216
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,012
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,508
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/37  4,275 4,318
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,575 1,579
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,775 2,775
Los Angeles Dept. of Airports, Series B, 4.00%, 5/15/48  3,300 3,194
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  5,000 5,374
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/42  2,000 2,072
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/47  3,550 3,661
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 3,016
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,429
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/38  1,020 1,028
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/46  3,150 3,016
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/51  5,700 5,314
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49  10,600 11,095
San Francisco City & County Int'l. Airports, Series F, 5.00%, 5/1/50  5,000 5,224
Univ. of California Regents, Series I, 5.00%, 5/15/28  3,500 3,612
206,181
COLORADO 3.1%
Colorado, COP, 6.00%, 12/15/39  1,250 1,474
Colorado, COP, 6.00%, 12/15/40  4,850 5,695
Colorado, COP, 6.00%, 12/15/41  6,800 7,955
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 683
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,836
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 6,695
Denver City & County, Series A, 4.00%, 8/1/38  1,250 1,245
Denver City & County, Series A, 4.00%, 8/1/39  1,500 1,482

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Denver City & County, Series A, 4.00%, 8/1/40  2,000 1,963
Denver City & County, Series A, 4.00%, 8/1/41  1,500 1,462
Denver City & County, Series A, 4.00%, 8/1/42  2,085 2,014
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,500 10,796
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,545
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,004
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 16,972
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  5,000 5,138
70,959
CONNECTICUT 0.7%
Connecticut, Series B, GO, 3.00%, 1/15/42  (5) 5,000 4,080
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,514
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  6,535 7,011
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (6)(7)(8) 2,878 640
15,245
DELAWARE 0.6%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 5,758
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  2,865 2,843
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,250 3,337
Univ. of Delaware, Series 2005, VRDN, 3.93%, 11/1/35  900 900
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 994
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 554
14,386
DISTRICT OF COLUMBIA 3.2%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 472
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  500 434
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,545 3,692
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 10,394
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/35  350 354
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/36  500 501
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/37  1,255 1,238
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/38  740 723
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/39  1,500 1,449
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/40  1,500 1,444
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,403

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/38  3,000 3,017
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,500 1,484
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  12,500 11,853
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,500 2,699
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,500 5,919
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,747
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/37  5,000 5,191
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,500 12,888
72,902
FLORIDA 8.3%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44  4,500 3,151
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  10,820 10,818
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  500 517
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  750 773
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,775
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  3,700 3,819
Collier County, Series A, 4.00%, 10/1/40  3,740 3,742
Collier County, Series A, 4.00%, 10/1/41  5,170 5,141
Collier County, Series A, 4.00%, 10/1/43  2,590 2,541
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,000 1,970
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48  (2) 5,075 4,460
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53  (2) 3,600 3,094
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  3,350 3,417
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24)  (9) 3,750 3,811
Miami-Dade County Aviation, 5.00%, 10/1/41  5,300 5,386
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  5,000 5,101
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  18,700 18,911
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45  4,360 4,396
Miami-Dade County Seaport Dept., Series A-2, 4.00%, 10/1/49  (3) 15,000 14,101
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  2,250 2,134

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,185 9,904
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/39  1,125 1,191
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/53  1,700 1,740
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 3,939
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  11,000 9,813
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 10,222
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 11,276
South Miami HFA, Baptist Health, 5.00%, 8/15/42  6,000 6,103
Tampa, Series A, Zero Coupon, 9/1/34  900 547
Tampa, Series A, Zero Coupon, 9/1/35  750 426
Tampa, Series A, Zero Coupon, 9/1/38  1,000 468
Tampa, Series A, Zero Coupon, 9/1/39  850 375
Tampa, Series A, Zero Coupon, 9/1/40  1,000 415
Tampa, BayCare Health, Series A, 5.00%, 11/15/46  12,135 12,269
Tampa, Univ. of Tampa, Series A, 4.00%, 4/1/50  3,000 2,591
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 12,223
188,560
GEORGIA 6.0%
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/32  2,500 2,511
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  1,600 1,607
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/34  3,000 3,013
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 10,870
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (6)(7) 800 360
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  (6)(7) 5,095 2,293
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
3.00%, 7/1/46  1,675 1,224
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/49  5,485 5,081
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
4.20%, 7/1/49  2,100 2,100
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
4.50%, 11/1/52  2,000 2,000
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,329
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,234
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  1,975 2,030

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,895 3,955
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,375
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,330
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/35  2,310 2,403
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  3,965 4,005
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  3,245 3,395
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,635 8,739
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54  (2) 3,340 2,717
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,350
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,070
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,541
Main Street Natural Gas, Series A, VRDN, 4.00%, 4/1/48 (Tender
9/1/23)  2,500 2,500
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  3,100 3,073
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  1,800 1,869
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/25  6,000 6,104
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,528
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  2,650 2,649
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,832
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  7,720 7,517
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56  (3) 3,315 3,363
Municipal Electric Auth. of Georgia, Series A, 5.00%, 7/1/60  3,000 2,990
Municipal Electric Auth. of Georgia, Power, Series EE, 7.25%,
1/1/24  (10) 6,500 6,578
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44  4,485 4,566
Private Colleges & Universities Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  3,500 3,350
137,451
IDAHO 0.1%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%, 3/1/34  2,100 2,108
2,108

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
ILLINOIS 6.2%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,913
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/23  (3) 2,000 2,005
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/35  7,960 7,983
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/36  3,070 3,077
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  22,590 22,172
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,124
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 10,943
Chicago, Wastewater, Series C, 5.00%, 1/1/31  1,100 1,113
Chicago, Wastewater, Series C, 5.00%, 1/1/32  2,500 2,531
Chicago, Waterworks, Series A-1, 5.00%, 11/1/28  1,225 1,267
Illinois, GO, 5.50%, 5/1/25  1,505 1,547
Illinois, GO, 5.50%, 5/1/26  1,350 1,411
Illinois, Series A, GO, 5.00%, 3/1/24  445 448
Illinois, Series A, GO, 5.00%, 10/1/25  950 974
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,593
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,641
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,432
Illinois, Series B, GO, 5.00%, 3/1/24  425 428
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,418
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,124
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,854
Illinois, Series B, GO, 5.50%, 5/1/47  625 670
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,759
Illinois, Series D, GO, 5.00%, 11/1/24  1,015 1,029
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 539
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 779
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,112
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.95%, 7/15/55  1,050 1,050
Illinois Housing Dev. Auth., Series H, 5.75%, 10/1/53  4,750 5,053
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,500
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,150 1,056
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,155 983
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 2,857
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 776
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/37  (11) 11,870 6,440
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
Zero Coupon, 12/15/41  10,000 4,151
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28  1,310 1,366
Regional Transportation Auth., Series A, 5.75%, 6/1/34  (3) 5,250 6,211

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Regional Transportation Auth., Series A, 6.00%, 7/1/33  (11) 15,000 17,827
140,156
INDIANA 0.3%
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,099
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  1,375 1,370
6,469
KANSAS 0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond, Series A,
6.50%, 11/15/42  (2) 4,025 4,082
4,082
KENTUCKY 1.3%
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45  (3) 1,000 1,028
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,391
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,390
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/32  2,000 1,804
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,290 1,285
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 814
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,525 3,297
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,786
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,144
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,693
30,632
LOUISIANA 1.8%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42  (3) 7,500 7,696
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,175 1,166
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 771
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,827
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 9,336
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25)  (9) 4,835 4,979

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25)  (2) 4,450 4,557
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  4,600 4,554
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  875 859
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,412
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  1,000 982
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,088
40,227
MARYLAND 5.1%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,353
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 884
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 585
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 384
Maryland CDA, 5.05%, 3/1/47  5,000 5,083
Maryland CDA, Series C, 5.75%, 9/1/54  2,000 2,129
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,714
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  650 524
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,562
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  2,655 2,729
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  11,135 11,217
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 7,007
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  6,810 6,214
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  15,000 15,238
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,044
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,391
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24)  (9) 5,335 5,405
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/39  4,310 4,265
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  9,920 10,602
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 3,889
Maryland Stadium Auth., Baltimore City Public Schools,
Unrefunded Balance, Series A-BALTIMORE, 5.00%, 5/1/47  3,300 3,401
Maryland State Transportation Auth., 4.00%, 7/1/50  2,000 1,901
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 2,683
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 473
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 810

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,261
Washington Suburban Sanitary Commission, 2.25%, 6/1/41  8,000 5,685
Washington Suburban Sanitary Commission, Series A, BAN,
VRDN, 3.95%, 6/1/24  2,200 2,200
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24)  (9) 3,000 3,038
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24)  (9) 3,000 3,047
115,718
MASSACHUSETTS 1.1%
Massachusetts Bay Transportation Auth., 5.00%, 7/1/41  7,130 7,581
Massachusetts Bay Transportation Auth., 5.00%, 7/1/42  2,865 3,037
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28  (2) 1,500 1,539
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57  (2) 1,400 1,201
Massachusetts HEFA, MIT, Series K, 5.50%, 7/1/32  10,000 12,186
25,544
MICHIGAN 3.3%
Detroit, GO, 5.00%, 4/1/28  850 882
Detroit, GO, 5.00%, 4/1/29  150 155
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43  (3) 1,800 1,803
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48  (3) 1,500 1,503
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 922
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/41  1,100 955
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,800
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 8,985
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,541
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  7,000 7,051
Michigan Fin. Auth., Great Lakes Water Auth., Series C-6, 5.00%,
7/1/33  2,000 2,020
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  5,300 4,738
Michigan Fin. Auth., Henry Ford Health System, Series A, 5.00%,
11/15/48  5,150 5,236
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,686
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 2,920
Michigan Fin. Auth., Trinity Health, 4.00%, 12/1/40 (Prerefunded
12/1/29)  (9) 445 471

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  6,000 6,220
Michigan Fin. Auth., Trinity Health, Unrefunded Balance, 4.00%,
12/1/40  6,555 6,309
Michigan State Building Auth., Fac. Program, 5.00%, 4/15/36  3,000 3,232
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 573
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  500 519
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,333
Wayne County Airport Auth., Series A, 5.00%, 12/1/47  2,580 2,631
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,108
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 3,915
74,508
MISSOURI 2.5%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,486
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,012
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,751
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  10,000 10,089
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 5,564
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 7,798
Missouri Joint Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34  10,985 11,108
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,318
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 925
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,345
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 937
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  120 103
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 705
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 576
56,717
NEVADA 1.4%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38  (3) 1,275 1,256
Clark County School Dist., Series A, GO, 4.00%, 6/15/40  (3) 1,425 1,390
Clark County School Dist., Series A, GO, 5.00%, 6/15/35  (3) 500 547
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 9,212
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 12,889
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38  140 145
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 6,860
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58  (2) 4,500 551
32,850
NEW HAMPSHIRE 0.7%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  5,583 5,377

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
National Fin. Auth., Series 2023-2, Class A, 3.875%, 1/20/38  2,709 2,470
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,629
New Hampshire Business Fin. Auth., Univ. of Nevada Reno Project,
Series A, 5.25%, 6/1/51  (5) 5,000 5,246
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52  (2)(6)(7) 835 184
16,906
NEW JERSEY 5.4%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28  (3) 13,900 14,836
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29  (2) 530 503
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39  (2) 500 471
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49  (2) 2,210 1,980
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 978
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,283
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,250 1,198
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  8,470 6,087
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,604
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,370 1,470
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,000 1,024
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,250 1,272
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  1,050 1,031
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,000 958
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/45  10,000 9,473
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  2,175 2,352
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 6,184
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,575 14,170
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  2,565 2,526
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  7,000 6,657
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34  5,300 5,350
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,381

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  10,000 10,123
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,840 7,036
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  2,500 2,616
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 353
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,424
122,340
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,250 2,191
2,191
NEW YORK 7.6%
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  10,000 9,451
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/30  4,850 4,881
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,878
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47 (Prerefunded 1/3/28)  (9) 14,240 15,345
Long Island Power Auth., Electric, Series 2017, 5.00%, 9/1/42  3,000 3,121
Metropolitan Transportation Auth., Series 2012G-1, VRDN, 3.95%,
11/1/32  8,350 8,350
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26  (3) 15,000 15,904
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 4.101%, 11/1/32 (Tender 4/1/24)  (3) 10,675 10,678
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 4.101%, 11/1/32 (Tender 4/1/24)  (3) 3,325 3,326
Metropolitan Transportation Auth., Series E-1, VRDN, 3.95%,
11/15/50  300 300
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,572
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,383
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,794
New York City, Series F-1, GO, 4.00%, 3/1/40  1,975 1,931
New York City, Series F-1, GO, 4.00%, 3/1/47  8,500 8,080
New York City, Series J, GO, 5.00%, 8/1/31  5,000 5,069
New York City, Series J, GO, 5.00%, 8/1/32  7,500 7,602
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,430
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,850 3,078
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  3,500 3,418
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  3,975 4,125

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  500 504
New York City Water & Sewer System, Series DD-3A, VRDN,
4.25%, 6/15/43  5,400 5,400
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  5,770 5,313
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  2,500 2,309
New York State Thruway Auth., Series A, 5.00%, 1/1/51  2,500 2,536
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,268
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,140
New York State Thruway Auth., Series B, 4.00%, 1/1/40  (3) 22,055 21,598
Port Auth. of New York & New Jersey, Consolidated bonds, 4.00%,
9/1/49  2,860 2,715
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  6,170 6,485
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/27  600 630
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/28  1,000 1,066
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/30  1,000 1,087
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,910 3,920
172,687
NORTH CAROLINA 2.5%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44  3,900 3,728
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25)  (9) 6,245 6,464
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,945 1,968
North Carolina Turnpike Auth., 5.00%, 1/1/27  (3) 920 966
North Carolina Turnpike Auth., 5.00%, 1/1/31  (3) 1,000 1,051
North Carolina Turnpike Auth., 5.00%, 1/1/40  14,735 15,215
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 4,688
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,119
North Carolina Turnpike Auth., Triangle Expressway, 4.00%, 1/1/55  6,265 5,615
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,558
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  12,155 13,037
57,409
OHIO 3.5%
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/25  1,000 1,032
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/26  550 576
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/28  1,800 1,942

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/29  2,250 2,459
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/37  3,155 3,095
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/38  1,000 970
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 1,955
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,419
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  19,925 18,213
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,813
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,315
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,576
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/39  1,665 1,626
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,385
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,213
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  8,750 9,014
Hamilton County, Cincinnati Children's Hosp., Series CC, 5.00%,
11/15/49  6,550 6,970
Ohio, Series A, 4.00%, 1/15/50  3,000 2,646
Ohio, Series A, 5.00%, 1/15/50  4,570 4,636
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 3.95%, 1/1/43  720 720
80,575
OKLAHOMA 0.3%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,419
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  2,500 2,569
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,900
5,888
OREGON 0.5%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  11,000 11,084
11,084
PENNSYLVANIA 3.4%
Bucks County Water & Sewer Auth., Series A, 5.25%, 12/1/47  (3) 2,175 2,358
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/46  1,940 1,833
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/51  2,750 2,522
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40  (2) 2,105 1,711

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County IDA, Series A, VRDN, 4.10%, 4/1/53 (Tender
4/3/28)  3,275 3,302
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/46 (Prerefunded 1/15/25)  (9) 3,000 3,071
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  13,650 13,962
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  7,000 6,019
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,086
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 1,860
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 8,649
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 9,599
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 4.25%, 6/1/35  8,900 8,900
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33  (3) 8,500 8,824
76,696
PUERTO RICO 2.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (12) 5,936 3,057
Puerto Rico Commonwealth, GO, VR, 11/1/51  (12) 2,405 1,242
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42  (2) 1,490 1,274
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30  (2) 5,000 5,122
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  (2) 4,400 4,445
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  235 226
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,126
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,439 1,344
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,294 1,186
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,756 2,472
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,510 1,301
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  3,633 3,701
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,655
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,651
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,518 1,638
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (7)(13) 60 16

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (7)
(13) 100 27
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (7)
(13) 810 221
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (7)
(13) 225 61
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (7)(13) 290 79
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (7)(13) 1,105 301
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (7)(13) 370 101
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (7)(13) 450 123
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (7)(13) 2,640 719
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37  (7)(13) 380 104
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (7)
(13) 990 270
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (7)
(13) 280 76
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (7)
(13) 240 65
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (7)(13) 100 27
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (7)(13) 275 75
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (7)(13) 215 59
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (7)(13) 70 19
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (7)(13) 120 33
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (7)(13) 95 26
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (7)(13) 890 243
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (7)(13) 200 54
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (7)(13) 100 27
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,512
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  12,190 11,397
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,222
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,530
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  3,500 2,498
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,602 4,264
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 5,546
66,135
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35  (6)(7) 4,915 885
885

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  (7) 6,074 3,279
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  (7) 11,920 2,913
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  (7) 14,935 1,727
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  (7) 1,496 555
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  (7) 10,109 654
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  (7) 1,619 45
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,173
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,065
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,100
18,511
TENNESSEE 1.8%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,787
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,094
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 2,753
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 7,362
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,272
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/54  2,000 1,770
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/44  2,500 2,612
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/49  3,000 3,116
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/52  3,550 3,705
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  8,100 8,171
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  4,330 4,477
41,119
TEXAS 6.5%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,985
Austin Airport, Series A, 5.00%, 11/15/46  2,525 2,559
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,629
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,420
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  1,030 1,023
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 594
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 990

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 516
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 315
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 844
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 815
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  (1) 2,750 2,937
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  (1) 1,000 1,066
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/43  3,500 3,668
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 2,864
Harris County, Series A, GO, 5.00%, 9/15/48  1,500 1,608
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,065
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series C-1,
TECP, 4.10%, 9/1/23  2,500 2,500
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,786
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,287
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,361
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 3,779
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,230
Lower Colorado River Auth., Series A, 5.50%, 5/15/47  2,500 2,701
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/30  1,000 1,085
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/35  1,150 1,234
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25)  (9) 300 307
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25)  (9) 3,310 3,386
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 700
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 842
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 1,783
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  2,250 2,260
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,229
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,825
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 12,789
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51  (5) 6,700 4,824
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  1,800 1,858
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,007

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,851
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,664
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,564
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,082
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45  (7)(14) 3,049 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  5,240 5,342
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  13,365 13,531
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,087
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  4,405 4,561
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  1,000 1,019
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,557
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  5,260 5,158
149,087
UTAH 1.3%
Intermountain Power Agency, Series A, 5.00%, 7/1/38  7,000 7,647
Intermountain Power Agency, Series A, 5.00%, 7/1/39  8,000 8,673
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,023
Salt Lake City Airport, Series B, 5.00%, 7/1/46  7,820 8,215
Salt Lake City Airport, Series B, 5.00%, 7/1/47  4,675 4,758
30,316
VIRGINIA 3.6%
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  3,500 3,011
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,840 5,897
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  3,395 3,417
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 5,951
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/33  8,955 9,056
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/36 (Prerefunded 4/1/26)  (9) 8,500 8,683
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28)  (9) 10,000 11,036
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,437
Roanoke Economic Dev. Auth., Series A, 5.00%, 7/1/47  10,245 10,823

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,030
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,959
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 4,744
Virginia Housing Dev. Auth., Series G, 5.375%, 11/1/64  5,000 5,137
Virginia Housing Dev. Auth., Series K, 2.55%, 12/1/46  4,090 2,729
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53  (3) 3,300 3,560
81,470
WASHINGTON 1.2%
Energy Northwest, Columbia Generating Station, Series A, 4.00%,
7/1/42  3,500 3,423
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/32  1,880 2,113
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,500 1,685
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  2,200 2,459
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  3,215 3,499
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,277
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,387
26,843
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37  (2) 425 434
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43  (2) 425 435
869
WISCONSIN 0.3%
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/29  (4) 1,475 1,629
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/30  (4) 1,500 1,680
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37  (2) 4,000 3,667
6,976
Total Municipal Securities (Cost $2,369,370) 2,261,624

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,583 2,604
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,696) 2,604
Total Investments in Securities
99.4% of Net Assets
(Cost $2,373,066) $ 2,264,228
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$58,731 and represents 2.6% of net assets.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Escrowed to maturity
(5) Insured by Build America Mutual Assurance Company
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Prerefunded date is used in determining portfolio maturity.
(10) Insured by AMBAC Assurance Corporation
(11) Insured by National Public Finance Guarantee Corporation
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,373,066) $ 2,264,228
Interest receivable 25,207
Receivable for shares sold 2,385
Receivable for investment securities sold 1,502
Cash 108
Other assets 68
Total assets 2,293,498
Liabilities
Payable for investment securities purchased 11,381
Payable for shares redeemed 1,909
Investment management fees payable 842
Due to affiliates 36
Payable to directors 1
Other liabilities 2,178
Total liabilities 16,347
NET ASSETS $ 2,277,151

T. ROWE PRICE Tax-Free Income Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (148,870)
Paid-in capital applicable to 249,168,858 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,426,021
NET ASSETS $ 2,277,151
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $774,862; Shares outstanding: 84,764,828) $ 9.14
Advisor Class
(Net assets: $42,330; Shares outstanding: 4,629,032) $ 9.14
I Class
(Net assets: $1,459,959; Shares outstanding: 159,774,998) $ 9.14

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Investment Income (Loss)
Interest income $ 42,581
Expenses
Investment management 5,054
Shareholder servicing
Investor Class $ 527
Advisor Class 34
I Class 84 645
Rule 12b-1 fees
Advisor Class 56
Prospectus and shareholder reports
Investor Class 16
Advisor Class 1
I Class 11 28
Custody and accounting 114
Registration 68
Proxy and annual meeting 26
Legal and audit 20
Directors 4
Miscellaneous 13
Waived / paid by Price Associates (251)
Total expenses 5,777
Net investment income 36,804
Realized and Unrealized Gain / Loss –
Net realized loss on securities (10,071)
Change in net unrealized gain / loss on securities 619
Net realized and unrealized gain / loss (9,452)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 27,352

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 36,804 $ 71,121
Net realized loss (10,071) (31,359)
Change in net unrealized gain / loss 619 (209,602)
Increase (decrease) in net assets from operations 27,352 (169,840)
Distributions to shareholders
Net earnings
Investor Class (12,465) (25,865)
Advisor Class (630) (1,476)
I Class (23,330) (42,983)
Decrease in net assets from distributions (36,425) (70,324)
Capital share transactions
*
Shares sold
Investor Class 56,784 254,967
Advisor Class 1,231 9,266
I Class 158,674 865,489
Distributions reinvested
Investor Class 10,800 22,280
Advisor Class 625 1,462
I Class 13,364 27,252
Shares redeemed
Investor Class (109,456) (562,423)
Advisor Class (6,661) (24,175)
I Class (129,508) (795,696)
Decrease in net assets from capital share
transactions (4,147) (201,578)

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Net Assets
Decrease during period (13,220) (441,742)
Beginning of period 2,290,371 2,732,113
End of period $ 2,277,151 $ 2,290,371
*Share information (000s)
Shares sold
Investor Class 6,138 27,447
Advisor Class 133 986
I Class 17,147 91,654
Distributions reinvested
Investor Class 1,166 2,398
Advisor Class 67 157
I Class 1,444 2,931
Shares redeemed
Investor Class (11,790) (58,675)
Advisor Class (719) (2,605)
I Class (13,997) (85,188)
Decrease in shares outstanding (411) (20,895)

T. ROWE PRICE Tax-Free Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Income Fund
(Investor Class), the Tax-Free Income Fund–Advisor Class (Advisor Class) and the
Tax-Free Income Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset

T. ROWE PRICE Tax-Free Income Fund

received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Tax-Free Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Tax-Free Income Fund

Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

T. ROWE PRICE Tax-Free Income Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-
issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $206,256,000 and $175,002,000, respectively, for the six months ended
August 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.

T. ROWE PRICE Tax-Free Income Fund

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2023, the fund had $33,460,000 of available capital loss carryforwards.
At August 31, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $2,373,066,000. Net unrealized loss aggregated $108,838,000 at period-end, of which $15,242,000 related to appreciated investments and $124,080,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. Effective
June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense

T. ROWE PRICE Tax-Free Income Fund

limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended August 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $821,000 remain subject to repayment by the fund at August 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
August 31, 2023, expenses incurred pursuant to these service agreements were $60,000
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.53% 1.04% 0.05%
Expense limitation date 06/30/25 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $(251) $— $—

T. ROWE PRICE Tax-Free Income Fund

for Price Associates and $242,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
August 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Tax-Free Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 136,900,047 1,259,776
Mark J. Parrell 136,496,901 1,281,663
Kellye L. Walker 137,093,134 1,107,537
Eric L. Veiel 136,600,215 1,268,111

T. ROWE PRICE Tax-Free Income Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Tax-Free Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Tax-Free Income Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Tax-Free Income Fund

economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the fourth quintile (Investor Class Expense Group and Expense Universe) and
third quintile (Advisor Class Expense Group); and the fund’s total expenses ranked in the fourth quintile (Investor Class Expense Group), third quintile (Expense Universe), and first quintile (Advisor Class Expense Group).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Tax-Free Income Fund

The Adviser provided the Board with additional information with respect to the Investor
Class’s actual management fee and total expenses ranking in the fourth quintile. The
Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Tax-Free Income Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Tax-Free Income Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F45-051 10/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2023